UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549


FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2957

Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1575
Southfield, Michigan					48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1575
Southfield, Michigan 48034
(Name and address of agent for service)

Registrant s telephone number, including area code:
(248) 353-0790

Date of fiscal year end:  September 30

Date of reporting period: June 30, 2023



Item 1.	Proxy Voting Record.

      Disclose the following information for each matter
relating to a portfolio security considered at any
shareholder meeting held during the period covered by the
report and with respect to which the registrant was
entitled to vote:
(a)	The name of the issuer of the portfolio security;
(b)	The exchange ticker symbol of the portfolio
security;
(c)	The Council on Uniform Securities Identification
Procedures ( CUSIP ) number for the portfolio
security;
(d)	The shareholder meeting date;
(e)	A brief identification of the matter voted on;
(f)	Whether the matter was proposed by the issuer or
by a security 	holder;
(g)	Whether the registrant cast its vote on the
matter;
(h)	How the registrant cast its vote (e.g., for or
against proposal, or abstain; for or withhold
regarding election of directors); and
(i)	Whether the registrant cast its vote for or
against management.

	No proxies were received or voted during the reporting period ended June 30, 2023.


SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:			Keyco Bond Fund, Inc.

By (signature and title):_/s/ Joel D. Tauber_
					Joel D. Tauber, President

Date:		July 20, 2023